200 Berkeley Street

Boston, Massachusetts 02116

(617) 572-0320

Email: PMinella@jhancock.com

Paula J. Minella

AVP and Senior Counsel

VIA EDGAR

June 8, 2020

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Survivorship Variable Universal Life 2020)	# 333-236446
John Hancock Life Insurance Company of New York Account B (Majestic Survivorship Variable Universal Life 2020)	# 333-238713

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)

the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/Paula J. Minella